Pension and Non-pension Post-employment Benefit Plans - Summary of Accrued Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plan
Disclosure of defined benefit plans [line items]
Current service cost	$ 2.2	$ 0.3	$ 2.5
Past service cost (credit) and settlement/curtailment losses	0.0	0.0	0.0
Interest cost	$ 0.1	$ 0.4	0.4
Actuarial losses (gains) in other comprehensive income from:
Weighted average duration of benefit obligations (in years)	13 years	13 years
Other benefit plans
Disclosure of defined benefit plans [line items]
Current service cost	$ 3.1	$ 3.1	3.4
Past service cost (credit) and settlement/curtailment losses	(0.9)	0.0	(0.3)
Interest cost	$ 3.1	$ 2.7	2.4
Actuarial losses (gains) in other comprehensive income from:
Weighted average duration of benefit obligations (in years)	10 years	10 years
Accrued benefit obligations | Pension Plan
Disclosure of defined benefit plans [line items]
Accrued benefit obligations, beginning of year	$ 216.9	$ 373.9
Current service cost	2.2	0.3
Past service cost (credit) and settlement/curtailment losses	0.0	0.0
Interest cost	10.2	6.2
Actuarial losses (gains) in other comprehensive income from:
— Changes in demographic assumptions	(6.5)	(0.5)
— Changes in financial assumptions	5.8	(124.7)
— Experience adjustments	(8.0)	7.5
Settlement payments from employer	0.0	0.0
Settlement payments from plan	0.0	0.0
Benefit payments from plan	(10.8)	(10.4)
Benefit payments from employer	(0.3)	(0.1)
Foreign currency exchange rate changes and other	9.8	(35.3)
Accrued benefit obligations, end of year	219.3	216.9	373.9
Accrued benefit obligations | Other benefit plans
Disclosure of defined benefit plans [line items]
Accrued benefit obligations, beginning of year	66.3	89.1
Current service cost	3.1	3.1
Past service cost (credit) and settlement/curtailment losses	0.9	0.0
Interest cost	3.2	2.7
Actuarial losses (gains) in other comprehensive income from:
— Changes in demographic assumptions	0.0	(4.6)
— Changes in financial assumptions	3.3	(15.7)
— Experience adjustments	1.3	(1.8)
Settlement payments from employer	(1.1)	0.0
Settlement payments from plan	(0.1)	0.0
Benefit payments from plan	(0.4)	(0.4)
Benefit payments from employer	(3.7)	(2.4)
Foreign currency exchange rate changes and other	1.6	(3.7)
Accrued benefit obligations, end of year	$ 74.4	$ 66.3	$ 89.1